Consolidated Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Sep. 30, 2025	Sep. 30, 2024
Statement of Financial Position [Abstract]
Ordinary shares, par value	$ 0.001	$ 0.001
Ordinary shares, shares authorized	50,000,000	50,000,000
Ordinary shares, shares issued	31,725,000	25,000,000
Ordinary shares, shares outstanding	31,725,000	25,000,000